Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2025
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2025 is $6,347 million (2024 $4,081 million), with associated liabilities of
$1,594 million (2024 $1,105 million).
gas & low carbon energy
On 24 October 2024, bp completed the acquisition of the remaining 50.03% of Lightsource bp. The acquisition included certain assets for which sales processes were in progress at the acquisition date. The carrying amount of assets classified as held for sale at 31 December 2025 is
$1,916 million (2024 $1,702 million), with associated liabilities of $1,254 million (2024 $1,050 million). The sale of the majority of these assets and liabilities completed in February 2026. Completions of the sales of the remaining assets and liabilities are expected to occur in 2026.
customers & products
On 24 December 2025, bp announced an agreement with Stonepeak to divest a 65% shareholding in the Castrol business with bp retaining a 35%
interest through a holding in a newly incorporated entity. Cash proceeds are estimated at $6 billion. The transaction is expected to complete by the end of 2026, subject to regulatory approvals. The carrying amount of assets classified as held for sale at 31 December 2025 is $4,431 million including $2,760 million of goodwill that arose on the acquisition of Castrol in 2000, with associated liabilities of $340 million. Net working capital, which at 31 December 2025 was approximately $1.2 billion, has not been classified as assets and associated liabilities held for sale. The working capital balances as at completion will be transferred to the buyer. At 31 December 2025, there are also associated cumulative foreign exchange losses within reserves of approximately $1.6 billion. Such reserves are expected to be recycled to the group income statement at completion. The shares to be held by Stonepeak are subject to preferred distributions, the effect of which is that bp does not expect to recognize income or dividends from the investment in the short to medium term.
Transactions that have been either classified as held for sale at 31 December 2024 or during 2025, but were completed by 31 December 2025, are described below.
gas & low carbon energy
On 9 December 2024, bp and JERA Co., Inc. agreed to combine their offshore wind businesses to form a new standalone, equally-owned joint venture – JERA Nex bp. On 1 August 2025, this transaction was completed. bp contributed its development projects in the UK, Germany and US into the joint venture. The related assets and liabilities of those projects, which had been classified as held for sale since the announcement of the transaction, were derecognized at completion.
On 16 September 2024, bp announced that it planned to sell its US onshore wind energy business, bp Wind Energy and on 18 July 2025 the sale of the business to LS Power was announced. bp Wind Energy has interests in ten operating onshore wind energy assets across seven US states. The transaction completed on 9 December 2025. The related assets and liabilities of those projects, previously classified as held for sale, were derecognized on that date.
oil production & operations
On 31 January 2025 bp and Devon Energy agreed to dissolve their Eagle Ford partnership and divide up the assets. The dissolution completed on 1
April 2025.
customers & products
On 9 July 2025, bp announced the sale of its Netherlands mobility & convenience and bp pulse businesses to Catom BV. The transaction includes bp’s Dutch retail sites, EV charging hubs and the associated fleet business. The sale completed on 1 December 2025.
The total assets and liabilities held for sale at 31 December 2025 and 2024, which are in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2025	2024
Property, plant and equipment	2,542	1,981
Goodwill	2,817	—
Intangible assets	165	333
Investments in associates	20	—
Investments in joint ventures	18	1,182
Other investments	65	—
Inventories	11	—
Cash	68	65
Trade and other receivables	292	520
Deferred tax assets	349	—
Assets classified as held for sale	6,347	4,081
Trade and other payables	(87)	(264)
Lease liabilities	(109)	(58)
Finance debt	(1,143)	(720)
Provisions	(75)	(63)
Deferred tax liabilities	(11)	—
Defined benefit pension plan and other post-employment benefit plan deficits	(169)	—
Liabilities directly associated with assets classified as held for sale	(1,594)	(1,105)